CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS	12 Months Ended
Jun. 30, 2025
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

NOTE 3. CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

The Wilson-Davis is required by Rule 15c3-3 of the Securities and Exchange Commission to maintain a cash reserve with respect to customers’ transactions and credit balances, on a settlement date basis. Such a reserve is computed weekly using a formula provided by the rule and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of June 30, 2025 and 2024, was calculated to be $20,890,603 and $19,326,300, respectively. Wilson-Davis had $21,175,129 and $19,677,378, respectively, cash on deposit in the reserve account, which was $284,526 and $351,078, respectively, more than the amount required. On July 1, 2025, Wilson-Davis deposited $225,000 to the reserve account in accordance with the rule which resulted in an excess of $509,526.

Wilson-Davis is required by Rule 15c3-3 of the Securities and Exchange Commission to maintain a cash reserve with respect to broker-dealer transactions and credit balances. Such a reserve is computed weekly using a formula provided by the rule and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of June 30, 2025 and 2024, was calculated to be $100,000. As of June 30, 2025 and 2024, Wilson-Davis had $200,575 and $200,738, respectively, cash on deposit in the reserve account, which was $100,575 and $100,738, respectively, more than the amount required.